INCOME TAXES (Details 2) - USD ($) $ in Millions	3 Months Ended
	Mar. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Property, plant and equipment		$ 64	$ 101
Trademarks and other intangible assets, deferred tax asset		2,540	98
Equity method investments (including foreign currency translation adjustment), deferred tax asset		315	300
Derivative financial instrument, deferred tax asset		322	387
Other liabilities, deferred tax asset		791	861
Benefit plans, deferred tax asset		881	977
Net operating/capital loss carryforwards, deferred tax asset		341	551
Other, deferred tax asset		230	186
Gross deferred tax assets		5,484	3,461
Valuation allowances		(419)	(519)
Total deferred tax assets		5,065	2,942
Deferred tax liabilities:
Property, plant and equipment		922	1,037
Trademarks and other intangible assets, deferred tax liabilities		1,179	1,201
Equity method investments (including foreign currency translation adjustment), deferred tax liability		1,707	1,835
Derivative financial instruments, deferred tax liabilities		162	436
Other liabilities, deferred tax liability		67	50
Benefit Plans, deferred tax liabilities		255	289
Other, deferred tax liability		453	689
Total deferred tax liabilities		4,745	5,537
Deferred Tax Assets, Net		320
Net deferred tax liabilities			2,595
Noncurrent deferred tax assets recorded in other assets		2,674	346
Net deferred tax assets or (liabilities) located in countries outside the United States		1,600	$ (943)
Loss carryforwards		2,985
Loss carryforwards expiring within next five years		$ 389
Accounting Standards Update 2016-16 [Member]
Deferred tax liabilities:
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 2,900